Related party transactions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Non-current financial assets	€ 43	€ 9
Trade And Other Receivables Due From Related Parties	417	39	€ 37
Current financial assets	12	5	2
Other current assets	52		1
Current financial liabilities	0	0
Trade payables	14	5	10
Other current liabilities	1	0	0
Customer contract liabilities	153	3	0
Revenue	139	14	10
Operating income	135	(7)	7
Finance costs, net	1	0	1
Net income	129	€ (7)	€ 8
Orange Concessions
Disclosure of transactions between related parties [line items]
Trade And Other Receivables Due From Related Parties	372
Revenue	124
Swiatlowod Inwestycje
Disclosure of transactions between related parties [line items]
Customer contract liabilities	€ 151